Fair Value Measurements - Financial Instruments at Fair Value Based on Valuation Approach Applied to Each Class of Security (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Total Assets	$ 1,000
Fair Value, Measurements, Recurring [Member]
Assets:
Total Assets		$ 14,215,000
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Total Assets		14,215,000
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Assets:
Cash equivalents		1,000
Restricted cash equivalents		14,214,000
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents		1,000
Restricted cash equivalents		$ 14,214,000